Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Jan. 01, 2024 CNY (¥)	Jan. 01, 2023 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
VIEs, consolidated assets, percentage	43.00%	43.00%	31.00%
VIEs, consolidated liabilities, percentage	44.00%	44.00%	45.00%
Cash generated from (used in) operating activities	¥ (139,218,000)	$ (19,073)	¥ (212,075,000)	¥ (463,926,000)
Cash (used in) generated from investing activities	35,594,000	4,877	(161,141,000)	(8,931,000)
Cash generated from financing activities	¥ 21,333,000	$ 2,922	(51,357,000)	(33,857,000)
Foreign Currency Exchange Rate, Translation	7.2993				7.2993
Restricted bank deposits	¥ 49,000			10,231,000	$ 7
Deferred revenue and customer advances	40,397,000		44,949,000		$ 5,534	¥ 44,949,000	¥ 42,385,000
Advertising costs	131,000		1,035,000	0
Foreign Exchange
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash	¥ 90,218,000		57,505,000
Minimum
Summary Of Significant Accounting Policies [Line Items]
Maturity of term deposits	3 months				3 months
Maximum
Summary Of Significant Accounting Policies [Line Items]
Maturity of term deposits	1 year				1 year
Remaining lease terms	5 years				5 years
VIEs
Summary Of Significant Accounting Policies [Line Items]
Restricted bank deposits	¥ 49,000		0
Deferred revenue and customer advances	40,198,000		42,768,000
VIEs | Minimum
Summary Of Significant Accounting Policies [Line Items]
VIE consolidated transaction amount	100,000
VIEs Excluding Inter-company Transactions
Summary Of Significant Accounting Policies [Line Items]
Cash generated from (used in) operating activities	(13,779,000)		(45,201,000)	50,755,000
Cash (used in) generated from investing activities	(9,007,000)		8,325,000	(9,510,000)
Cash generated from financing activities	¥ 22,388,000		¥ 0	¥ 0
Subsidiary
Summary Of Significant Accounting Policies [Line Items]
Value Added Tax Rate	3.00%	3.00%
Exclusive Call Option Agreement | VIEs
Summary Of Significant Accounting Policies [Line Items]
Purchase price of WFOE to purchase equity interests of VIEs	¥ 1.000
Initial term	10 years	10 years
Period for which exclusive call option agreement shall remain effective upon the written notice issued by WFOE	10 days	10 days
Exclusive Management Services and Business Cooperation Agreement | VIEs
Summary Of Significant Accounting Policies [Line Items]
Exclusive management services and business cooperation agreement term	10 years	10 years
Period for which exclusive call option agreement shall remain effective upon the written notice issued by WFOE	10	10
Personalized Self-directed Learning Products | Minimum
Summary Of Significant Accounting Policies [Line Items]
Subscription period	1 month	1 month
Personalized Self-directed Learning Products | Maximum
Summary Of Significant Accounting Policies [Line Items]
Subscription period	2 months	2 months
Sales of Membership-based Premium Educational Content | Minimum
Summary Of Significant Accounting Policies [Line Items]
Subscription period	15 days	15 days
Sales of Membership-based Premium Educational Content | Maximum
Summary Of Significant Accounting Policies [Line Items]
Subscription period	1 year	1 year
Service | General-VAT-payer Entities
Summary Of Significant Accounting Policies [Line Items]
Value Added Tax Rate	6.00%	6.00%
Sales of Goods | General-VAT-payer Entities
Summary Of Significant Accounting Policies [Line Items]
Value Added Tax Rate	13.00%	13.00%